UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  March 31, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
				[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	M.A. Greenwood & Associates, Inc.
Address:  Post Office Box 4278
	  Fayetteville, Arkansas 72702

13f File Number:  28-4585

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:	Mary Ann Greenwood
Title:	President
Phone:	501-521-5353

Signature, Place, and Date of Signature:
Mary Ann Greenwood, Fayetteville, Arkansas,: May 12, 2000

Report Type (check only one.):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Mangers Reporting for this Manager:

None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:  0
Form 13F Information Table Entry Total:  61
Form 13F Information Table Value Total:  $161,909
List of Other Included managers:  None.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABN AMRO ADR                   COM              000937102      589    26052 SH       SOLE                    20902              5150
AT&T Corp                      COM              001957109     4089    72618 SH       SOLE                    58285             14333
Adaptec                        COM              00651F108      233     6040 SH       SOLE                     4890              1150
Alltel Corp                    COM              020039103      362     5746 SH       SOLE                     5346               400
America Online                 COM              02364J104     2479    36755 SH       SOLE                    29855              6900
American Express               COM              025816109     4380    29405 SH       SOLE                    24350              5055
Associates First Cap           COM              046008108      874    40902 SH       SOLE                    33422              7480
Baldor Electric                COM              057741100      316    17520 SH       SOLE                    15582              1938
Bank of America Corp           COM              060505104     1373    26175 SH       SOLE                    22125              4050
Boeing Company                 COM              097023105     2382    62983 SH       SOLE                    51697             11286
Bristol Myers Squibb           COM              110122108     2015    34750 SH       SOLE                    30100              4650
Caterpillar, Inc               COM              149123101     2262    57353 SH       SOLE                    47883              9470
Chase Manhattan                COM              16161A108     3609    41395 SH       SOLE                    35635              5760
Cisco Systems                  COM              17275R102      278     3600 SH       SOLE                     1500              2100
Coca-Cola                      COM              191216100     1547    32954 SH       SOLE                    26759              6195
DaimlerChrysler AG             COM              D1668R123      466     7116 SH       SOLE                     5516              1600
Deere & Co                     COM              244199105      978    25750 SH       SOLE                    21600              4150
Diebold, Inc                   COM              253651103     1431    52040 SH       SOLE                    43690              8350
Disney, (Walt) Co              COM              254687106     3740    90670 SH       SOLE                    74445             16225
DuPont deNemours               COM              263534109     2040    38531 SH       SOLE                    32741              5790
Equant ADR                     COM              294409107      951    11175 SH       SOLE                     8825              2350
Exxon Mobil Corp               COM              30231G102     3640    46665 SH       SOLE                    36512             10153
FedEx Corp                     COM              31304N107     2870    73950 SH       SOLE                    62540             11410
Ford Motor Co                  COM              345370100     2187    47610 SH       SOLE                    40460              7150
General Electric               COM              369604103     9265    59534 SH       SOLE                    48471             11063
General Motors                 COM              370442105     2088    25208 SH       SOLE                    20408              4800
Halliburton Co                 COM              406216101      991    24100 SH       SOLE                    21000              3100
Hewlett-Packard                COM              428236103     3982    30039 SH       SOLE                    24599              5440
Hillenbrand Inds               COM              431573104      433    12725 SH       SOLE                     9575              3150
Int'l Business Mach            COM              459200101     6394    54069 SH       SOLE                    46009              8060
Intel Corp                     COM              458140100    10634    80602 SH       SOLE                    66907             13695
International Paper            COM              460146103      953    22302 SH       SOLE                    18302              4000
JDS Uniphase Corp              COM              46612j101     1660    13765 SH       SOLE                    12085              1680
Johnson & Johnson              COM              478160104     2481    35316 SH       SOLE                    30051              5265
Lucent Technologies            COM              549463107     6082    98098 SH       SOLE                    79068             19030
MCI WorldCom, Inc              COM              55268B106     2546    56191 SH       SOLE                    47747              8444
Matsushita Elec ADR            COM              576879209     2526     8335 SH       SOLE                     6835              1500
McDonalds Corp                 COM              580135101     2389    63928 SH       SOLE                    53338             10590
Medtronic Inc                  COM              585055106      566    11000 SH       SOLE                    11000
Merck                          COM              589331107     4054    65254 SH       SOLE                    54974             10280
Microsoft Corp                 COM              594918104     2371    22316 SH       SOLE                    18891              3425
Motorola, Inc                  COM              620076109     4033    27623 SH       SOLE                    22908              4715
Nokia ADS                      COM              654902204     4746    21380 SH       SOLE                    18465              2915
Nortel Networks                COM              656569100     1036     8225 SH       SOLE                     7350               875
Oracle Systems                 COM              68389X105      345     4424 SH       SOLE                     4424
Procter & Gamble               COM              742718109     2627    46295 SH       SOLE                    39395              6900
Royal Dutch Pet ADR            COM              780257804     2837    49065 SH       SOLE                    40625              8440
Royal Phil Elec ADR            COM              500472204     5854    34172 SH       SOLE                    28747              5425
SAP AG ADR                     COM              803054204     1598    26745 SH       SOLE                    21495              5250
SBC Communications             COM              78387G103     1117    26528 SH       SOLE                    22365              4163
Sony Corp ADR                  COM              835699307     7248    25873 SH       SOLE                    20928              4945
Southwestern Energy            COM              845467109      332    50128 SH       SOLE                    10728             39400
Texaco Inc                     COM              881694103      491     9143 SH       SOLE                     7965              1178
Titanium Metals                COM              888339108       78    17875 SH       SOLE                    15350              2525
Tyco International             COM              902124106     5773   115177 SH       SOLE                    96352             18825
Tyson Foods Cl A               COM              902494103     4247   381725 SH       SOLE                   225638            156086
USX-U. S. Steel                COM              90337T101      234     9375 SH       SOLE                     6945              2430
Unilever                       COM              904784709      228     4739 SH       SOLE                     4054               685
Union Carbide Corp             COM              905581104      380     6525 SH       SOLE                     5225              1300
United Technologies            COM              913017109     4050    64094 SH       SOLE                    51659             12435
Wal-Mart Stores                COM              931142103    10146   179573 SH       SOLE                   136906             42667